Portfolio of Investments
Variable Portfolio – Managed Volatility Conservative Fund, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 16.6%
	Shares	Value ($)
International 4.2%
CTIVP® – AQR International Core Equity Fund, Class 1 Shares(a)	1,256,735	10,493,737
CTIVP® – DFA International Value Fund, Class 1 Shares(a)	528,931	3,480,368
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares(a)	1,228,672	10,480,573
CTIVP® – William Blair International Leaders Fund, Class 1 Shares(a)	378,884	3,519,830
Total		27,974,508
U.S. Large Cap 9.9%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	275,046	6,018,000
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	380,216	17,820,721
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(a),(b)	177,553	4,071,291
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	287,255	5,495,179
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	305,878	3,015,954
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	158,444	3,124,523
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	133,134	4,428,024
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	152,441	4,529,028
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	138,894	3,075,122
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	137,838	4,403,926
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	163,055	3,044,234
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares(a),(b)	343,079	6,563,106
Total		65,589,108
Equity Funds (continued)
	Shares	Value ($)
U.S. Mid Cap 1.1%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares(a),(b)	55,569	1,494,806
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(a),(b)	87,226	1,518,597
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	95,613	2,052,813
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	81,151	2,037,708
Total		7,103,924
U.S. Small Cap 1.4%
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares(a)	108,328	1,090,860
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares(a),(b)	93,897	1,364,319
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(a),(b)	16,167	265,628
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	157,255	3,000,431
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	187,824	3,532,972
Total		9,254,210
Total Equity Funds (Cost $103,433,094)		109,921,750

Exchange-Traded Equity Funds 4.2%

International Mid Large Cap 1.3%
iShares MSCI EAFE ETF	167,532	8,956,260
U.S. Large Cap 2.9%
SPDR S&P 500 ETF Trust	73,425	18,925,294
Total Exchange-Traded Equity Funds (Cost $25,165,299)		27,881,554

Exchange-Traded Fixed Income Funds 4.1%

Investment Grade 4.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	221,500	27,357,465
Total Exchange-Traded Fixed Income Funds (Cost $27,811,549)		27,357,465

Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Fund, March 31, 2020 (Unaudited)
Fixed Income Funds 54.0%
	Shares	Value ($)
Investment Grade 54.0%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	6,798,958	70,981,120
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	2,294,637	21,546,645
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	3,231,825	37,941,621
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	1,939,270	20,653,229
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	4,767,567	52,109,512
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	6,335,198	71,207,619
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	825,327	8,624,671
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	6,612,687	75,252,378
Total		358,316,795
Total Fixed Income Funds (Cost $343,505,605)		358,316,795

Residential Mortgage-Backed Securities - Agency 12.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/20/2035	2.500%	14,800,000	15,348,930
04/20/2035- 04/15/2050	3.000%	43,539,000	45,622,380
04/15/2050	3.500%	20,502,000	21,666,955
Total Residential Mortgage-Backed Securities - Agency (Cost $82,086,404)			82,638,265
Options Purchased Puts 0.5%
Value ($)
(Cost $4,224,291)	3,158,370

Money Market Funds 19.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(a),(d)	131,074,248	131,008,711
Total Money Market Funds (Cost $131,062,659)		131,008,711
Total Investments in Securities (Cost: $717,288,901)		740,282,910
Other Assets & Liabilities, Net		(77,449,711)
Net Assets		662,833,199

At March 31, 2020, securities and/or cash totaling $4,106,775 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50 Index	91	06/2020	EUR	2,499,770	434,962	—
FTSE 100 Index	14	06/2020	GBP	788,970	104,484	—
MSCI Singapore Index	8	04/2020	SGD	225,120	—	(3,008)
New Zealand Dollar	4	06/2020	USD	237,960	—	(13,471)
S&P 500 Index	1	06/2020	USD	642,425	—	(39,628)
S&P 500 Index E-mini	173	06/2020	USD	22,227,905	1,739,626	—
SPI 200 Index	5	06/2020	AUD	638,625	18,608	—
TOPIX Index	14	06/2020	JPY	196,420,000	108,357	—
U.S. Long Bond	97	06/2020	USD	17,369,063	946,961	—
U.S. Treasury 10-Year Note	192	06/2020	USD	26,628,000	929,492	—
U.S. Treasury 2-Year Note	79	06/2020	USD	17,410,242	112,072	—
2	Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Fund, March 31, 2020 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	277	06/2020	USD	34,724,547	858,761	—
U.S. Ultra Treasury Bond	15	06/2020	USD	3,328,125	209,910	—
Total					5,463,233	(56,107)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian Dollar	(7)	06/2020	USD	(430,010)	—	(1,789)
British Pound	(7)	06/2020	USD	(544,950)	—	(16,451)
Euro FX	(14)	06/2020	USD	(1,933,663)	24,530	—
Euro FX	(6)	06/2020	USD	(828,713)	—	(6,415)
Hang Seng Index	(2)	04/2020	HKD	(2,372,000)	—	(4,630)
Japanese Yen	(14)	06/2020	USD	(1,630,913)	—	(13,139)
OMXS30 Index	(22)	04/2020	SEK	(3,256,000)	—	(32,662)
Russell 2000 Index E-mini	(5)	06/2020	USD	(286,900)	113	—
Russell 2000 Index E-mini	(15)	06/2020	USD	(860,700)	—	(15,408)
S&P/TSX 60 Index	(9)	06/2020	CAD	(1,465,560)	—	(7,892)
Swiss Franc	(4)	06/2020	USD	(520,850)	14,485	—
Swiss Franc	(4)	06/2020	USD	(520,850)	—	(6,023)
Total					39,128	(104,409)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	29,464,326	114	2,100.00	12/17/2021	2,936,432	2,248,650
S&P 500 Index	JPMorgan	USD	14,473,704	56	2,000.00	12/17/2021	1,287,859	909,720
Total							4,224,291	3,158,370
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	115,052,283	52,540,933	(36,518,968)	131,074,248	—	2,814	(49,666)	435,726	131,008,711
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	184,544	101,176	(10,674)	275,046	—	9,109	(896,074)	—	6,018,000
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	245,091	148,054	(12,929)	380,216	—	(10,106)	(2,803,117)	—	17,820,721
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	110,712	70,302	(3,461)	177,553	—	(14,782)	(739,326)	—	4,071,291
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	5,856,421	1,007,086	(64,549)	6,798,958	—	7,494	(1,430,214)	—	70,981,120
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	207,042	95,999	(15,786)	287,255	—	34,301	(547,648)	—	5,495,179
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	1,945,229	362,238	(12,830)	2,294,637	—	746	(778,600)	—	21,546,645
Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Fund, March 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	2,877,791	451,470	(97,436)	3,231,825	—	27,387	2,411,205	—	37,941,621
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares
	37,028	20,791	(2,250)	55,569	—	2,599	(237,562)	—	1,494,806
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	207,172	111,892	(13,186)	305,878	—	5,331	(412,394)	—	3,015,954
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	89,437	73,542	(4,535)	158,444	—	(18,625)	(724,173)	—	3,124,523
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	47,657	41,788	(2,219)	87,226	—	(10,420)	(439,911)	—	1,518,597
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares
	108,328	—	—	108,328	—	—	(606,635)	—	1,090,860
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares
	93,897	—	—	93,897	—	—	(308,920)	—	1,364,319
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	16,167	—	—	16,167	—	—	(128,367)	—	265,628
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	1,747,350	204,250	(12,330)	1,939,270	—	376	27,511	—	20,653,229
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	4,138,085	676,352	(46,870)	4,767,567	—	1,191	(348,061)	—	52,109,512
CTIVP® – AQR International Core Equity Fund, Class 1 Shares
	779,302	506,713	(29,280)	1,256,735	—	(42,329)	(2,155,975)	26,814	10,493,737
CTIVP® – DFA International Value Fund, Class 1 Shares
	293,533	245,341	(9,943)	528,931	—	(25,235)	(1,019,241)	29,956	3,480,368
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	776,600	477,730	(25,658)	1,228,672	—	(37,260)	(2,014,293)	20,185	10,480,573
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	98,478	40,364	(5,708)	133,134	—	18,484	(408,144)	—	4,428,024
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	105,995	53,730	(7,284)	152,441	—	14,429	(519,359)	—	4,529,028
CTIVP® – MFS® Value Fund, Class 1 Shares
	84,289	58,391	(3,786)	138,894	—	(12,132)	(599,310)	—	3,075,122
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	102,906	44,117	(9,185)	137,838	—	14,270	(340,629)	—	4,403,926
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	93,805	73,107	(3,857)	163,055	—	(16,980)	(747,407)	—	3,044,234
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	5,670,572	734,326	(69,700)	6,335,198	—	9,945	1,347,314	—	71,207,619
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	53,922	43,978	(2,287)	95,613	—	(14,312)	(502,821)	—	2,052,813
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	745,230	84,086	(3,989)	825,327	—	183	129,678	—	8,624,671
4	Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Fund, March 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	51,306	34,337	(4,492)	81,151	—	4,414	(364,850)	—	2,037,708
CTIVP® – William Blair International Leaders Fund, Class 1 Shares
	251,071	141,302	(13,489)	378,884	—	(6,019)	(531,226)	8,972	3,519,830
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	5,919,576	767,471	(74,360)	6,612,687	—	10,362	1,383,841	—	75,252,378
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares
	223,356	131,341	(11,618)	343,079	—	(4,423)	(1,049,321)	—	6,563,106
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	96,865	65,995	(5,605)	157,255	—	(3,520)	(628,801)	—	3,000,431
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	98,542	92,407	(3,125)	187,824	—	(24,772)	(1,137,120)	—	3,532,972
Total					—	(77,480)	(17,169,616)	521,653	599,247,256

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2020.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2020	5